Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Additional information related to Convertible Contingent Debt Securities
Carrying amount of the equity component (conversion feature)	$ 64	$ 64
Unamortized discount of liability component amortized through February 1, 2011		2
Net carrying amount of liability component	$ 689	$ 698